Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Sustainability Leaders Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 8.4%
Entertainment — 3.0%
Netflix Inc.	18,830	$1,572,116 *
Walt Disney Co.	11,150	1,257,720
Total Entertainment		2,829,836
Interactive Media & Services — 5.4%
Alphabet Inc., Class A Shares	14,300	4,833,400
Reddit Inc., Class A Shares	1,740	313,670 *
Total Interactive Media & Services		5,147,070

Total Communication Services		7,976,906
Consumer Discretionary — 9.9%
Broadline Retail — 5.2%
Amazon.com Inc.	20,540	4,915,222 *
Hotels, Restaurants & Leisure — 0.5%
Booking Holdings Inc.	100	500,184
Specialty Retail — 4.2%
Chewy Inc., Class A Shares	27,540	801,689 *
Home Depot Inc.	3,960	1,483,376
TJX Cos. Inc.	11,540	1,728,808
Total Specialty Retail		4,013,873

Total Consumer Discretionary		9,429,279
Consumer Staples — 3.6%
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	690	648,773
US Foods Holding Corp.	16,690	1,395,618 *
Total Consumer Staples Distribution & Retail		2,044,391
Household Products — 1.5%
Procter & Gamble Co.	9,090	1,379,589

Total Consumer Staples		3,423,980
Financials — 12.9%
Banks — 4.8%
Bank of America Corp.	35,970	1,913,604
JPMorgan Chase & Co.	8,770	2,682,655
Total Banks		4,596,259
Capital Markets — 3.8%
Blackrock Inc.	1,470	1,644,842
Morgan Stanley	10,980	2,007,144
Total Capital Markets		3,651,986
Financial Services — 1.9%
Visa Inc., Class A Shares	5,500	1,770,065
Insurance — 2.4%
MetLife Inc.	13,900	1,096,432
Travelers Cos. Inc.	4,180	1,189,252
Total Insurance		2,285,684

Total Financials		12,303,994
See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 9.6%
Biotechnology — 1.6%
Argenx SE, ADR	830	$697,615 *
Gilead Sciences Inc.	5,770	819,052
Total Biotechnology		1,516,667
Health Care Equipment & Supplies — 0.8%
Cooper Cos. Inc.	9,590	780,434 *
Health Care Providers & Services — 2.1%
CVS Health Corp.	8,040	599,141
McKesson Corp.	1,720	1,429,681
Total Health Care Providers & Services		2,028,822
Life Sciences Tools & Services — 1.8%
Danaher Corp.	7,790	1,705,153
Pharmaceuticals — 3.3%
Johnson & Johnson	13,640	3,099,690

Total Health Care		9,130,766
Industrials — 13.0%
Building Products — 1.2%
Trane Technologies PLC	2,630	1,106,125
Commercial Services & Supplies — 2.9%
Clean Harbors Inc.	4,870	1,265,761 *
Republic Services Inc.	6,920	1,488,423
Total Commercial Services & Supplies		2,754,184
Construction & Engineering — 1.2%
Valmont Industries Inc.	2,530	1,127,267
Electrical Equipment — 1.8%
Eaton Corp. PLC	2,190	769,610
Regal Rexnord Corp.	6,030	973,845
Total Electrical Equipment		1,743,455
Machinery — 2.6%
Deere & Co.	2,530	1,335,840
Flowserve Corp.	14,080	1,100,352
Total Machinery		2,436,192
Professional Services — 0.8%
UL Solutions Inc., Class A Shares	10,860	762,698
Trading Companies & Distributors — 2.5%
Ferguson Enterprises Inc.	4,370	1,103,250
United Rentals Inc.	1,700	1,329,502
Total Trading Companies & Distributors		2,432,752

Total Industrials		12,362,673
Information Technology — 30.7%
Semiconductors & Semiconductor Equipment — 15.2%
Analog Devices Inc.	5,690	1,768,907
ASM International NV, Registered Shares	840	702,484
ASML Holding NV, Registered Shares	1,210	1,721,830
Broadcom Inc.	8,240	2,729,912
Enphase Energy Inc.	9,630	356,118 *
See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
	NVIDIA Corp.	37,510	$7,169,286
Total Semiconductors & Semiconductor Equipment			14,448,537
Software — 10.3%
	AppLovin Corp., Class A Shares	1,080	510,959 *
	Microsoft Corp.	13,120	5,645,405
	Oracle Corp.	2,430	399,929
	Palo Alto Networks Inc.	7,600	1,344,972 *
	ServiceNow Inc.	5,880	688,019 *
	Synopsys Inc.	2,550	1,186,043 *
Total Software			9,775,327
Technology Hardware, Storage & Peripherals — 5.2%
	Apple Inc.	19,250	4,994,990

Total Information Technology			29,218,854
Materials — 4.6%
Chemicals — 3.2%
	Ecolab Inc.	3,710	1,046,183
	Linde PLC	4,470	2,042,656
Total Chemicals			3,088,839
Construction Materials — 1.4%
	Vulcan Materials Co.	4,500	1,352,430

Total Materials			4,441,269
Real Estate — 2.6%
Industrial REITs — 1.2%
	Prologis Inc.	8,620	1,125,427
Specialized REITs — 1.4%
	Equinix Inc.	1,610	1,321,697

Total Real Estate			2,447,124
Utilities — 3.2%
Independent Power and Renewable Electricity Producers — 1.0%
	Brookfield Renewable Partners LP	31,790	948,296
Multi-Utilities — 1.4%
	CenterPoint Energy Inc.	34,940	1,386,768
Water Utilities — 0.8%
	American Water Works Co. Inc.	5,860	756,702

Total Utilities			3,091,766
Total Investments before Short-Term Investments (Cost — $66,334,345)			93,826,611
	Rate
Short-Term Investments — 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	578,392	578,392 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	578,392	578,392 (a)(b)

Total Short-Term Investments (Cost — $1,156,784)			1,156,784
Total Investments — 99.7% (Cost — $67,491,129)			94,983,395
Other Assets in Excess of Liabilities — 0.3%			290,972
Total Net Assets — 100.0%			$95,274,367

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Sustainability Leaders Fund
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $578,392 and the cost was $578,392 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$93,826,611	—	—	$93,826,611
Short-Term Investments†	1,156,784	—	—	1,156,784
Total Investments	$94,983,395	—	—	$94,983,395

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$842,664	$3,188,929	3,188,929	$3,453,201	3,453,201

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$4,553	—	$578,392

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report